November 30, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson

Document Control – EDGAR

RE:	Columbia Funds Series Trust II

Columbia Diversified Equity Income Fund

Columbia Large Growth Quantitative Fund

Columbia Large Value Quantitative Fund

Columbia Mid Cap Value Opportunity Fund

Post-Effective Amendment No. 46

File No. 333-131683/811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 46 (Amendment). This Amendment was filed electronically on November 29, 2011.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Anna Butskaya at (612) 671-4993.

Sincerely,

/s/ Christopher O. Petersen
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.